Document and Entity Information In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	BLUEPHOENIX SOLUTIONS LTD
Entity Central Index Key	0001029581
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	6,310,903
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 3,997	$ 12,295
Trade accounts receivable, net (Note 12A1)	7,675	16,583
Other current assets (Note 12A2)	1,041	2,337
Total current assets	12,713	31,215
LONG TERM ASSETS:
Restricted deposit	3,428
Long- term receivables		445
Property and equipment, net (Note 4)	1,021	1,396
Goodwill (Note 5)	14,238	36,969
Intangible assets and other, net (Note 6)	3,000	8,974
Total long term assets	21,687	47,784
Total assets	34,400	78,999
CURRENT LIABILITIES:
Short-term bank credit (Note 8)	6,983	14,363
Accounts payable and accruals:
Trade	3,403	5,129
Deferred revenue	739	4,472
Other (Note 12A3)	3,272	6,604
Total current liabilities	14,397	30,568
LONG-TERM LIABILITIES:
Accrued severance pay, net (Note 7)	410	1,284
Loans from banks and others (Note 8)	3,945	266
Derivatives liabilities - warrants	53	839
Total long-term liabilities	4,408	2,389
Total liabilities	18,805	32,957
COMMITMENTS AND CONTINGENCIES (Note 9)
Equity (Note 10):
Share capital - ordinary shares of NIS 0.04 par value (authorized: December 31, 2011 and December 31, 2010 10,000,000 shares ; issued: December 31, 2011 - 6,678,713 shares; December 31, 2010 - 6,398,588 shares)	56	52
Additional paid-in capital	126,544	126,901
Accumulated other comprehensive loss	(1,537)	(1,537)
Accumulated deficit	(100,764)	(68,388)
Treasury shares - December 31, 2011 367,810 December 31, 2010 468,540 shares	(9,455)	(12,044)
BluePhoenix Shareholders' Equity	14,844	44,984
Noncontrolling interest	751	1,058
Total equity	15,595	46,042
Total liabilities and equity	$ 34,400	$ 78,999

CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	0.04	0.04
Ordinary shares, shares authorized	10,000,000	10,000,000
Ordinary shares, shares issued	6,678,713	6,398,588
Treasury shares, shares	367,810	468,540

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues (Note 12B1):
Services	$ 36,616	$ 49,184	$ 70,942
Products	2,909	7,936	6,836
Total revenues	39,525	57,120	77,778
Cost of revenues:
Services	31,060	41,836	44,486
Products	279	376	399
Total cost of revenues	31,339	42,212	44,885
Gross profit	8,186	14,908	32,893
Research and development costs	4,216	6,692	11,420
Selling, general, and administrative expenses	17,973	28,574	30,406
Goodwill impairment	9,632	13,185	5,670
Loss on sale of subsidiary and Appbuilder	4,063	3,989
Operating loss	(27,698)	(37,532)	(14,603)
Financial expenses, net (Note 12B3)	1,306	750	779
Loss before provision(benefit) for income taxes	(29,004)	(38,282)	(15,382)
Provision (benefit) for income taxes (Note 11)	3,463	(133)	(117)
Loss from operations before share in loss of affiliated company and noncontrolling interests	(32,467)	(38,149)	(15,265)
Share in loss of affiliated company			(10)
Net income (loss) attributable to noncontrolling interests	91	(55)	(295)
Net loss	(32,376)	(38,204)	(15,570)
Loss per share - basic and diluted:	$ (5.26)	$ (6.49)	$ (2.9)
Weighted average shares outstanding, basic and diluted	6,158	5,889	5,375
Net loss	$ (32,376)	$ (38,204)	$ (15,570)

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Share capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Cost of Company shares held by subsidiaries [Member]	Retained earnings (Accumulated deficit) [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2008	$ 93,322	$ 46	$ 129,827	$ (1,616)	$ (15,157)	$ (20,605)	$ 827
Balance, shares at Dec. 31, 2008		5,208,940
Recognition of derivatives liabilities related to adoption of FASB ASC 815-40-15	(161)		(6,152)			5,991
Net loss	(15,275)					(15,570)	295
Unrealized loss on marketable securities	(103)			(103)
Reclassification adjustment to income on marketable securities	78			78
Total comprehensive loss	(15,300)
Stock-based compensation	2,031		2,031
Dividend to noncontrolling interest	(26)						(26)
Purchase of treasury stocks	(83)				(83)
Purchase of treasury stocks, shares		(11,249)
Exercise of employees stock options and vested RSUs	6		6
Exercise of employees stock options and vested RSUs, shares		63,578
Issuance of shares and warrants in connection with previously acquired subsidiaries	2,505	2	2,503
Issuance of shares and warrants in connection with previously acquired subsidiaries, shares		203,365
Issuance of shares, net	380	4	376
Issuance of shares, net, shares		341,144
Balance at Dec. 31, 2009	82,674	52	128,591	(1,641)	(15,240)	(30,184)	1,096
Balance, shares at Dec. 31, 2009		5,805,778
Net loss	(38,149)					(38,204)	55
Reclassification adjustment to income on marketable securities	104			104
Total comprehensive loss	(38,045)
Stock-based compensation	1,506		1,506
Dividend to noncontrolling interest	(93)						(93)
Vested RSUs			(3,196)		3,196
Vested RSUs, shares		124,270
Balance at Dec. 31, 2010	46,042	52	126,901	(1,537)	(12,044)	(68,388)	1,058
Balance, shares at Dec. 31, 2010		5,930,048
Net loss	(32,467)					(32,376)	(91)
Total comprehensive loss	(32,467)
Stock-based compensation	1,208		1,208
Dividend to noncontrolling interest	(216)						(216)
Issuance of shares, net	1,028	4	1,024
Issuance of shares, net, shares		169,000
Vested RSUs			(2,589)		2,589
Vested RSUs, shares		211,930
Balance at Dec. 31, 2011	$ 15,595	$ 56	$ 126,544	$ (1,537)	$ (9,455)	$ (100,764)	$ 751
Balance, shares at Dec. 31, 2011		6,310,903

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (32,467)	$ (38,149)	$ (15,275)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share in earnings of affiliated companies, net dividend received			10
Depreciation and amortization	4,332	7,805	8,894
Goodwill impairment	9,632	13,185	5,670
Decrease in accrued severance pay, net	(874)	(24)	(572)
Loss on sale of property and equipment	18
Stock - based compensation	1,208	1,506	2,031
Change in fair value of warrants and discount amortization	(45)	(1,574)	(1,514)
Loss on sale of subsidiary and Appbuilder	4,063	3,989
Deferred income taxes(benefit)	2,791	(87)	(493)
Changes in operating assets and liabilities:
Reclassification adjustment to income on marketable securities		104	78
Decrease in trade receivables, net	5,780	6,990	3,017
Decrease in other current assets	948	442	568
Increase (decrease) in trade payables	(1,723)	(858)	981
Decrease in other accounts payable and deferred revenues	(2,052)	(945)	(2,429)
Net cash provided by (used in) operating activities	(8,389)	(7,616)	966
CASH FLOWS FROM INVESTING ACTIVITIES:
Restricted cash	(3,428)
Purchase of property and equipment	(301)	(358)	(589)
Proceeds from sale of property and equipment	32
Proceeds from sale of marketable securities		107	192
Additional consideration for previously acquired subsidiaries and activities	(1,163)	(1,925)	(8,908)
Advance in investment of new activity			(93)
Proceeds from sale of subsidiary and Appbuilder (Appendix B)	8,586	1,234
Investment in newly-consolidated subsidiaries and purchase of newly-activity (Appendix A)		(702)	(2,454)
Net cash used in investing activities	3,726	(1,644)	(11,852)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term bank credit, net	(2,156)	3,420
Repayment of long-term loans	(2,264)	(5,100)	(3,057)
Receipt of long-term loans	1,002	1,000	2,000
Dividend paid to noncontrolling interest	(216)	(93)	(26)
Purchase of treasury shares			(83)
Issuance of shares and warrants, net			4,066
Exercise of employee share options and warrants			6
Net cash provided by financing activities	(3,634)	(773)	2,906
NET DECREASE IN CASH AND CASH EQUIVALENTS	(8,298)	(10,033)	(7,980)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	12,295	22,328	30,308
CASH AND CASH EQUIVALENTS AT END OF YEAR	3,997	12,295	22,328
Cash paid during the year for:
Income taxes	348	463	347
Interest	823	1,195	802
APPENDIX A - INVESTMENT IN NEWLY-CONSOLIDATED SUBSIDIARIES AND PURCHASE OF ACTIVITY:
Working capital, other than cash			431
Property and equipment
Other intangible assets			(172)
Goodwill		(395)	(907)
Technology			(1,633)
Customer relations intangible asset		(307)	(257)
Non-current liabilities			84
Net cash used in acquisition		(702)	(2,454)
APPENDIX B - PROCEEDS FROM SALE OF SUBSIDIARY AND APPBUILDER:
Working capital, other than cash	(1,140)	1,103
Long term receivables		(445)
Investment in and loans to affiliated Company		147
Property and equipment		43
Intangible assets	470	2,143
Goodwill	13,099	2,232
Loss on sale of subsidiary and Appbuilder	(4,063)	(3,989)
Total	8,366	1,234
Deferred consideration related to the ASNA's sale.	220
Total	8,586	1,234
APPENDIX C - NON-CASH ACTIVITIES:
Investment in subsidiaries		4,746	14,848
Common stock issued for conversion of note, Value			$ 67

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 1 - Summary of Significant Accounting Policies:

A.    General:

The significant accounting policies, applied on a consistent basis, are as follows:

1.
The Company:

BluePhoenix Solutions Ltd. ("BluePhoenix") (together with its subsidiaries, the "Company" or "we") is an Israeli corporation, which operates in one operating segment of IT modernization solutions.

The Company develops and markets software tools and provides consulting services for efficient modernization of legacy systems and cross-platform migration. The Company manages its business in various international markets through several entities, including its wholly-owned subsidiaries located in: USA, Russia, UK, Germany, Italy, Cyprus, Romania, and Israel.

2.	Accounting Principles: The consolidated financial statements are prepared in accordance with accounting principles generally accepted ("GAAP") in the United States of America.

3.
Functional Currency:

The currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the U.S. dollar ("dollar"). In addition, a substantial portion of the Company's revenues and costs are incurred in dollars. Thus, the functional and reporting currency of the Company is considered to be the dollar.  The functional currency of all subs is the US dollar therefore there is no unrealized gain/loss.

The Company follows FASB ASC Topic 830 "Foreign Currency Matters" ("ASC 830") and accordingly non monetary transactions denominated in currencies other than the dollar are measured and recorded in dollar at the exchange rates prevailing at transaction date. Monetary assets and liabilities denominated in currencies other than the dollar are translated at the exchange rate on the balance sheet date. Transaction  gain or losses on foreign currency translation are recorded in consolidated statement of operations.

4.
Use of Estimates and Assumptions in the Preparation of the Financial Statements:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

B.    Principles of Consolidation:

The consolidated financial statements include the accounts of BluePhoenix and its subsidiaries in which it has a controlling interest. Acquisition of subsidiaries is accounted for under the acquisition method. All intercompany balances and transactions have been eliminated upon consolidation. Noncontrolling interests are included in equity.

C.    Cash and Cash Equivalents:

Cash equivalents are considered by the Company to be highly-liquid investments, including inter-alia, short-term deposits with banks, of which do not exceed matutiries of three months at the time of deposit and which are not restricted.

D.    Restricted Deposit:

As of December 31, 2011, the Company's balance sheet includes $3.4 million of restricted deposit, which was used as temporary collateral for the Company's Long term letters of credit. These funds were segregated from the Company's operating cash.

E.    Allowance for Doubtful Accounts:

The Company establishes an allowance for doubtful accounts to ensure trade and financing receivables are not overstated due to uncollectability. The allowance for doubtful accounts was based on specific receivables, which their collection, in the opinion of Company's management, is in doubt. Trade receivables are charged off in the period in which they are deemed to be uncollectible.

F.    Property and Equipment, Net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over their estimated useful lives. Annual rates of depreciation are as follows:

%

Computers and peripheral equipment	20-33 (mainly 33)
Office furniture and equipment	6-15 (mainly 7)
Leasehold improvements	Over the shorter of lease term or the life of the assets
Motor vehicles	15

G.    Impairment of Long-Lived Assets:

The Company evaluates property and equipment and purchased intangible assets with finite lives for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flow and recognizes an impairment loss when the estimated undiscounted future cash flow expected to result from the use of the asset plus the net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. When the Company identifies an impairment, it reduces the carrying amount of the asset to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. During the years ending December 31, 2011, 2010 and 2009 no impairments have been identified.

H.    Goodwill and other purchased intangible assets:

Goodwill and certain other purchased intangible assets have been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired.

Goodwill is not amortized, but rather is subject to an annual impairment test. The Company performs an annually impairment test, or more frequently if impairment indicators are present.

 Intangible assets that are not considered to have an indefinite useful life are amortized using the straight-line basis over their estimated useful lives of between 5 to 12 years. The carrying amount of these assets is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of the asset to the future undiscounted cash flows the assets is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset (see also Note 1G).

The Company performed goodwill impairment tests in 2011, 2010 and 2009. The goodwill impairment tests are conducted in two steps. In the first step, the Company determines the fair value of the reporting unit using expected future discounted cash flows and estimated terminal values. If the net book value of the reporting unit exceeds the fair value, the Company would then perform the second step of the impairment test which requires allocation of the reporting unit's fair value of all of its assets and liabilities in a manner similar to an acquisition cost allocation, with any residual fair value being allocated to goodwill. The implied fair value of the goodwill is then compared to the carrying value to determine impairment, if any.

The Company determines the fair value of a reporting unit using the Income Approach, which utilizes a discounted cash flow model, as it believes that this approach best approximates its fair value at this time. The Company has corroborated the fair values using the Market Approach. Judgments and assumptions related to revenue, gross profit, operating expenses, future short-term and long-term growth rates, weighted average cost of capital, interest, capital expenditures, cash flows, and market conditions are inherent in developing the discounted cash flow model. Additionally, the Company evaluated the reasonableness of the estimated fair value of its reporting unit by reconciling to its market capitalization. This reconciliation allowed the Company to consider market expectations in corroborating the reasonableness of the fair value of the reporting unit. Following such reconciliation the company found that there was no material difference (approximately 2.9%) between the fair value of the reporting unit and its market capitalization as of December 31, 2011.

The Company is one operating segment and one reporting unit related to its overall IT modernization. In 2009, 2010 and 2011, step one of the assessment resulted at the carrying value of the IT modernization reporting unit exceeds its fair value. As described in the preceding paragraphs, the second step was performed by allocating the reporting unit's fair value to all of its assets and liabilities, with any residual fair value being allocated to goodwill. The Company determined that the carrying value of goodwill should be impaired. As a result, the Company recorded a non-cash goodwill impairment charge of $5.7 million in 2009, $13.2 million in 2010 and $9.6 million in 2011.

In determining gain or loss on disposal of a portion of the Appbuilder technology the amount of goodwill that was included in that carrying amount of the disposed reporting unit was based on the relative fair values of the disposed of business and the portion of the reporting unit that was retained.

I.     Research and Development Costs:

Research and development costs are charged to the statement of income as incurred. ASC No. 985, "Software", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon detailed program design is completed and verified. Costs incurred by the Company between completion of detailed program design and the point at which the products are ready for general release has been insignificant. Therefore, all research and development costs have been expensed.

J.     Stock-based Compensation:

In the past three years majority of the awards were of restricted stock units ("RSUs").RSU's are valued based on the market value of the underlying stock at the date of grant.  The Company measures and recognizes compensation expense with respect to option based awards on estimated fair values on the date of grant using the Black-Scholes option-pricing model. This option pricing model requires that the Company makes several estimates, including the option's expected life and the price volatility of the underlying stock.

The Company recognizes the estimated fair value of option-based awards and RSUs, net of estimated forfeitures, as stock-based compensation costs using the stright line method.

For the year ended December 31, 2011, 2010 and 2009 the Company recorded stock-based and RSUs compensation costs in the amount of $1,208, $1,506 and $2,031 thousand, respectively. On December 31, 2011, the total unrecognized stock-based and RSUs compensation costs amounted to $222 thousand, and are expected to be recognized over of the next 3 years.

K.    Revenue Recognition:

Revenues derived from direct software license agreements are recognized in accordance with FASB ASC Topic 985 "Software" ("ASC 985"), upon delivery of the software, when collection is probable, the license fee is otherwise fixed or determinable and persuasive evidence of an arrangement exists.

The arrangements that include multiple elements are usually arrangements where the Company sells software products and Post Contract Support (PCS).

For multiple elements arrangements, ASC 985 requires that the fair value of each component in a multiple element arrangement will be determined based on the vendor's specific objective evidence (VSOE) for that element, and revenue is allocated to each component based on its fair value. ASC 985 requires that revenue be recognized under the "residual method" when VSOE does not exist for all the delivered elements, VSOE of fair value exists for all undelivered elements, and all other accounting standards criteria are met. The specific objective evidence for the PCS is established by the price charged on PCS renewals.

The Company recognizes revenues from consulting fees based on the number of hours performed.

In some of the agreements with the Company's customers, the customers have the right to receive unspecified upgrades on an if-and-when available basis (the Company does not provide specific upgrades). These upgrades are considered Post-Contract Support (PCS). Revenues allocated to the PCS are recognized ratably over the term of the PCS.

When a project involves significant production, modification or customization of software, revenue is recognized according to the percentage of completion method in accordance with the provisions of FASB ASC Topic 605-35-25. Under this method, estimated revenue is generally accrued based on costs incurred to date, as a percentage of total updated estimated costs. The Company recognizes contract losses, if any, in the period in which they first become evident.

Some of the Company's contracts include client acceptance clauses. In these contracts, the Company follows the guidance of ASC 985-605-55 (formerly TPA 5100.67) and SAB 104. In determining whether revenue can be recognized, when an acceptance clause exists, the Company considers its history with similar arrangements, the customer's involvement in the progress, and the existence of other service providers and the payments terms. There are no rights of return, price protection or similar contingencies in the Company's contracts.

On December 31, 2011 approximately $1.6 million (on December 31, 2010: $8.4 million) of the accounts receivable balance was unbilled due to the customers payment terms.

The Company presents revenues from products and revenues from services in separate line items.

The product revenues line item includes revenues generated from (i) standalone software products and (ii) software products that were included in multiple-element arrangements and were separated pursuant to ASC 985 as aforementioned.

In the services revenue line item, the Company included (i) revenues generated from standalone consulting services, (ii) revenues generated from stand alone post contract support ("PCS"), (iii) revenues accounted for pursuant to ASC 605-35-25 and (iv) revenues generated from PCS included in multiple-element arrangement and were separated pursuant to ASC 985 as aforementioned.

Tax collected from customers and remitted to governments authorities (including VAT) are presented in income statement on a net basis.

L.    Advertising Costs:

The Company expenses advertising costs as incurred. Advertising costs for the years ended December 31, 2011, 2010 and 2009 were $36, $94 and $291 thousand, respectively.

M.    Income Taxes:

Deferred taxes are determined utilizing the "asset and liability" method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, when it's more likely than not that deferred tax assets will not be realized in the foreseeable future. Deferred tax liabilities and assets are classified as current or non-current based on the expected reversal dates of the specific temporary differences.

The Company adopted ASC Topic 740-10-05, Income Tax, , which provides guidance for recognizing and measuring uncertain tax positions, it prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognizing, classification and disclosure of these uncertain tax positions. The Company's policy on classification of all interest and penalties related to unrecognized income tax positions, if any, is to present them as a component of income tax expense.

N.    Earnings (loss) Per Share:

Earnings (loss) per share ("EPS") were computed in accordance with FASB ASC Topic 260, "Earnings Per Share" (ASC 260). ASC 260 requires the presentation of both basic and diluted EPS.

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year (fully vested RSUs), net of treasury shares. Diluted earnings per share is computed based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential ordinary shares considered outstanding during the year (see also Note 12C). Since the Company incurred net loss during the periods presented, no diluted EPS was presented as all the dilutive potential ordinary shares were anti-dilutive.

O.    Financial Instruments:

1.	Concentration of credit risks:

Financial instruments that have the potential to expose the Company to credit risks are mainly cash and cash equivalents, bank deposit accounts, and trade receivables.

The Company holds cash and cash equivalents, and deposit accounts at large banks in Israel, the United States, and Europe, thereby substantially reducing the risk of loss.

With respect to trade receivables, the risk is limited due to the geographically spreading, nature and size of the entities that constitute the Company's customer base. The Company assesses the financial position of its customers prior to the engagement with them.

The Company performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for doubtful accounts and generally does not require collateral. An appropriate allowance for doubtful accounts is included in the accounts.

2.	Fair value measurement:

The Company measures fair value and discloses fair value measurements for financial and non-financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

P.    Comprehensive Income:

Comprehensive income, net of related taxes where applicable, includes, only net income.

Q.    Derivative Instruments:

The Company uses foreign currency options, forward exchange contracts to assist in managing financial risks in order to minimize the currency exposure on identifiable assets and liabilities in currencies other than the functional currency. The Company does not use derivative financial instruments for speculative purposes. These instruments are recognized at fair value, with all changes in fair value recorded in current period earnings, as these transactions have not been designated by management as hedging instruments. The net loss recognized in earnings during 2011, representing the derivative instruments was $323 thousand (in 2010 and 2009: loss of $288 thousand and $894 thousand ,respectively).

As of December 31, 2011 the Company do not have open forward and option exchange contracts. As of  December 31, 2010:  $6.7 million as notional amount.

The cash flows associated with the derivative are reflected as cash flows from operating activity in the statement of cash flows.

R.    Treasury Shares:

The Company repurchases its Ordinary shares from time to time on the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity.

When treasury shares are used as consideration for share based payment the reduction is based on average purchase cost.

S.    Transfers of Financial Assets:

FASB ASC Topic 860 "Transfers and Servicing" ("ASC 860"),  establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The underlying conditions are met for the transfer of financial assets to qualify for accounting as a sale. The transfers of financial assets are typically performed by the sale of receivables to financial institution.

In 2011 and 2010, the Company sold trade receivables to financial institution in a total amount of $9 millions and $24.7 million respectively, at an average annual rate of Libor plus 4% or Prime plus 1.5% as applicable (in 2010- average annual rate of Libor plus 3% or Prime plus 1.5% as applicable). Control and risk of those trade receivables were fully transferred and accounted for as a sale in accordance with ASC 860. The agreements, pursuant to which the Company sells its trade receivables, are structured such that the Company (i) transfers the proprietary rights in the receivable from the Company to the financial institution; (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the legal reach of the Company and its creditors, even in bankruptcy or other receivership; (iii) confers on the financial institution the right to pledge or exchange the receivable; and (vi) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation.

T.    Reclassifications:

Certain comparative figures have been reclassified to conform to the current year presentation.

U.    Derivative Liabilities - Warrants:

In connection with the adoption of EITF 07-05, "Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity's Own Stock," ("EITF 07-05") on January 1, 2009 (ASC 815-40-15), the Company determined that the warrants issued at several occasions in 2007 ,2006 and 2004 (ratchet down of exercise price based upon lower exercise price in future offerings) are not indexed to the Company's own stock and therefore should be recorded as a  derivative financial liability for pursuant FASB ASC Topic 815 "Derivative and Hedging" (ASC 815-40-25). The fair value of these warrants as of January 1, 2009 was $161 thousand and was recorded as a derivative liability in a way of  cumulative adjustment to beginning of the year equity.(see also Note 10A4).

V.    Contingent Assets:

The company's accounting policy is  to recognize the contingent consideration in earnings only after the contingency is being  resolved  in accordance with ASC 450.

W.     Recently Issued Accounting Pronouncements:

In December 2011, the Financial Accounting Standard Board ("FASB") issued an accounting standard update which requires additional disclosures about the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein, with retrospective application required. The Company  believes that the adoption will not have a material impact on its consolidated financial statements.

In June 2011, the FASB amended its comprehensive income presentation guidance. The amendment requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. The guidance is effective for interim and annual periods beginning after December 15, 2011. In December 2011, the FASB indefinitely deferred certain provisions of this guidance to present certain reclassification adjustments into and out of accumulated other comprehensive income on a gross basis. The Company  believes that the adoption will not have a material impact on its consolidated financial statements .

In May 2011, the FASB amended its fair value measurements and disclosures guidance. The amendment clarifies the existing guidance and adds new disclosure requirements. The guidance is effective for interim and annual periods beginning after December 15, 2011. The Company  believes that the adoption will not have a material impact on its consolidated financial statements.

In September 2011, the FASB issued new accounting guidance intended to simplify goodwill impairment testing. The Company will be allowed to perform a qualitative assessment on goodwill impairment to determine whether a quantitative assessment is necessary. This guidance is effective for goodwill impairment tests performed in interim and annual periods for fiscal years beginning after December 15, 2011 with early adoption permitted.   The Company  believes that the adoption will not have a material impact on its consolidated financial statements .

In December 2010, the FASB issued amendments to the disclosure of pro forma information for business combinations. These amendments were effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The amendments clarify the acquisition date that should be used for reporting the pro forma financial information disclosures when comparative financial statements are presented. The amendments also improve the usefulness of the pro forma revenue and earnings disclosures by requiring a description of the nature and amount of material, nonrecurring pro forma adjustments that are directly attributable to the business combination(s).

Certain Transactions	12 Months Ended
Dec. 31, 2011
Certain Transactions [Abstract]
Certain Transactions
Note 2 - Certain Transactions:

In order to enhance the Company's solutions and services portfolio, the Company has been pursuing a strategy of adding new technologies to its suite of automated modernization tools. The Company implements this strategy via internal development of new software tools. The company focuses on improving its Legacy modernization tools.

A.      Sale of Appbuilder Technology:

In  December 2011, the Company  entered into an agreement with Magic Software Enterprises Ltd., pursuant to which we sold to Magic our AppBuilder technology along with a related customer base . The net consideration for the AppBuilder was $12.5 million, of which approximately $3.8 million was deposited in escrow. The escrow funds shall be released during 2012 and 2013 subject to the fulfillment of certain conditions and therefore as not recorded as an asset. As a result of the transaction, we recorded a loss of $4.1 million in 2011 that was recorded in operation income.

As part of the loss recognized from the sale, the company realized a goodwill amounted to - 13.1 million based on the relative fair value of the Appbuilder and the portion of the reported unit to be retained.

B.     Amalgamated Software North America (ASNA):

In December 2010, the Company sold itsholdings in ASNA, including the holding interest in a Spanish affiliated company, for a consideration of $2.0  million, $1.5 million of which were paid to us in December 2010 and the remaining $500,000 are payable in December 2012. In December 2011 the Company reached an agreement with the buyer pursuant to which the second payment of $500,000 was reduced to $420,000 and paid earlier in two installments, in December 2011 and January 2012, As a result of the sale in 2010, the Company recorded a loss of approximately of $4 million presented in operating income.

C.      Danshir:

In January 2010, the Company acquired from two Israeli companies, Danshir Software Ltd. and Danshir Tmurot Ltd., through the temporary receiver appointed to the activities by the Israeli court, certain business activities in the field of professional services in Israel. The activities specialized in customized software solutions in 4 main areas: ERP systems, business developments and applications, technology infrastructure and IT services. As part of the acquisition, a portion of Danshir's employees were moved into the Company, In consideration, the Company paid Danshir Software Ltd. and Danshir Tmurot Ltd. an amount of $796 thousand in cash out  of which $93 thousand  was paid in an advance in 2009.

The acquisition was accounted for by the acquisition method. The results of operations were included in the consolidated financial statements of the company commencing January 2010. The consideration for the acquisition was attributed to net assets on the basis of fair value of assets acquired and liabilities assumed, based upon an appraisal study. An amount of $400 thousand was allocated to customer related intangibles and is being amortized over a 5 years period. The excess cost of the acquisition over the fair value of net tangible and intangible assets amounted to $396 thousand and was allocated to goodwill which represent the current workforce of Danshir's employees .Goodwill is deductible for tax purposes over 10 years period.

The following table summarizes the fair values of assets acquired as of the date of purchase:

(in thousands)

Goodwill	$396
Customer related intangible asset	400
Cost of investment	$796

D.      DSK:

DSKnowledge Ltd. (DSK). In December 2009, the Company purchased the product business of DSKnowledge Ltd., referred to as DSK, a provider of knowledge management software for enterprises. DSK's product modernizes and transforms legacy data information and content elements in enterprises into one knowledge management repository. Pursuant to the terms of the purchase agreement, the Company acquired DSK's product business for approximately $3 million. According to the purchase agreement, the Company committed to pay additional consideration calculated based upon future milestones based on net profit in 2010, 2011 and 2012. Acquisition costs amounted to approximately $ 120 thousand and were charged to income as general and administrative expenses.

The acquisition was accounted for by the acquisition method. The results of operations were included in the consolidated financial statements of the company commencing December 8, 2009. The consideration for the acquisition was attributed to net assets on the basis of fair value of assets acquired and liabilities assumed, based upon an appraisal study. An  amount of $1,633 thousand was allocated to core technology and to be amortized over a 5 years period ,an amount of $257 thousand was allocated to estimated fair value of the customers related intangible assets, which is being amortized  over 5 years and $172 thousand of Backlog which is being amortized over 1 year. The excess cost of the acquisition over the fair value of net tangible and intangible assets amounted to $907 thousand and was allocated to goodwill. Goodwill is deductible for tax purposes over 10 years period. No fair value was attributed to the future contingent payments as the Company estimated at this stage that DSK will not reach the agreed milestones.

As of December 31, 2011 no contingent consideration was paid as DSK didn't reach to the agreed milestones.

The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of purchase:

(in thousands)

Current assets	$385
Goodwill	907
Technology	1,633
Customer related intangible asset	257
Backlog	172
Total tangible and intangible assets acquired	3,354
Current liabilities	250
Non Current liabilities	84
Total liabilities assumed	334
Net assets acquired	$3,020

(in thousands)

Cost of investment:
Cost paid	$2,511
Current liability	509
$3,020

E.      TIS:

In January 2008, the Company entered into an agreement for the purchase of the entire outstanding share capital of TIS Consultants Ltd., or TIS, a company incorporated in Cyprus, that wholly owns a subsidiary incorporated in India, TISA Software Consultants Private Limited. TIS provided consulting services, solutions and value added products to the banking industry, specializing in the market for Temenos GLOBUS/T24™. TIS' acquisition expanded the Company's products offerings and services.

Under the agreement, the Company paid to the selling shareholders an amount of $500 thousand and an additional amount of $700 thousand as a nonrefundable advance payment on account of contingent consideration described below. As part of the transaction, the Company undertook to pay the selling shareholders contingent consideration. Following a dispute with regard to the contingent consideration, and as part of the negotiated terms, the Company paid in 2009 $3,070 thousand to the former shareholders of TIS that was already recorded as a liability in 2008, and entered into a settlement agreement for dismissal of legal proceedings between the Company and the former shareholders of TIS regarding the final amount of contingent consideration owed related to the Company's purchase of TIS. As part of the settlement, the parties agreed on mutual release of their respective claims and the former shareholders of TIS waived the rights to any future contingent consideration. Under the settlement agreement dated September 13, 2009, the Company paid the former shareholders of TIS contingent consideration of $1,057 thousand in January 2010 and $1,163 thousand in January 2011. In addition, the Company issued to the former shareholders of TIS 203,365 of its ordinary shares, NIS 0.04 par value per share, valued $2,505 thousand based on the closing settlement date. As a result, in 2008 and 2009 the Company assigned $3,070 thousand and $4,790 thousands respectively, to goodwill.

As to the sale of TIS in March 2012 -see Note 13B subsequent events.

F.       Unaudited Pro Forma Information:

The following unaudited pro forma summary presents information as if, the acquisition of DSK's and Danshir's activities  had occurred as of January 1, 2009. The pro forma information, which is provided for informational purposes only, is based on historical information and does not necessarily reflect the results that would have occurred, not is it necessarily indicative of future results of operations of the consolidated entity.

Year ended December 31, 2009
(In thousands, except per share data)
(Unaudited)

Revenues	$82,214
Net loss attributable to BluePhoenix Shareholders	$(16,083)
Loss per share - basic and diluted	$(2.90)

Fair Value Measurement	12 Months Ended
Dec. 31, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement
Note 3 - Fair Value Measurement:

Items carried at fair value as of December 31,  2011 and 2010 are classified in the table below in one of the three categories described in  Note 1 O 2.

	Fair value measurements using input type
	December 31, 2011
	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$3,997	$-	$-	$3,997
Restricted cash	3,428	-	-	3,428
Derivatives liabilities - warrants	-	(53)	-	(53)
Goodwill *	-	-	14,238	14,238
	$7,425	$(53)	$14,238	$21,610

	Fair value measurements using input type
	December 31, 2010
	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$12,295	$-	$-	$12,295
Foreign currency and IRS derivatives, net	-	94	-	94
Derivatives liabilities - warrants	-	(839)	-	(839)
Goodwill *	-	-	36,969	36,969
	$12,295	$(745)	$36,969	$48,526

  * As to relevant inputs- see Note 1H

The following table summarizes the activity for those financial assets where fair value measurements are estimated utilizing Level 3 inputs.

	Year ended December 31,
	2011	2010
	(in thousands)

Carrying value as of January 1	$36,969	$51,990
Danshir's acquisition	-	963
Amount realized due the sale of Appbuilder (ASNA in 2010)	(13,099)	(2,232)
Goodwill impairment	(9,632)	(13,185)

Carrying value as of December 31	$14,238	$36,969

The Company's  financial instruments consist mainly of cash and cash equivalents current and non-current receivables, short-term credit, accounts payable and accruals, long-term loans .The fair value of the financial instruments included in working capital and non-current receivables approximates their carrying values. The fair value of long-term bank loans and also approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property and Equipment, Net [Abstract]
Property and Equipment, Net
Note 4 - Property and Equipment, Net:

Composition of property and equipment, grouped by major classifications:

	December 31,
	2011	2010
	(in thousands)
Cost:
Computers and peripheral equipment	$10,155	$9,841
Office furniture and equipment	842	859
Leasehold improvements	534	537
Motor vehicles	204	416
	11,730	11,653
Accumulated Depreciation:
Computers and peripheral equipment	9,512	9,010
Office furniture and equipment	636	623
Leasehold improvements	457	392
Motor vehicles	104	232
	10,709	10,257

Depreciated cost	$1,021	$1,396

Depreciation expenses totaled $624, $803, and $968 thousand for the years ended December 31, 2011, 2010, and 2009, respectively.

Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Goodwill
Note 5 - Goodwill:

The change in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 are as follows:

	2011	2010
	(in thousands)
Balance as of January 1.
Goodwill	$69,152	$70,988
Accumulated impairment losses at the beginning of the period	(32,183)	(18,998)
	36,969	51,990
Goodwill acquired during the year	-	396
Goodwill related to sale of ASNA	-	(2,232)
Goodwill related to sale of Appbuilder	(13,099)	-
Goodwill impairment	(9,632)	(13,185)

Balance as of December 31
Goodwill	56,053	69,152
Accumulated impairment losses at the end of the period	(41,815)	(32,183)
	$14,238	$36,969

Intangible Assets and Others, Net	12 Months Ended
Dec. 31, 2011
Intangible Assets and Others, Net [Abstract]
Intangible Assets and Others, Net
Note 6 - Intangible Assets and Others, Net:

Composition:

	Useful	December 31,
	life	2011	2010
	years	(in thousands)
Original amount:
Technology	5	$47,110	$47,581
Customer related intangible assets	5-8	5,316	5,316
Deferred tax asset		-	1,796

		52,426	54,693
Accumulated amortization:
Technology		45,202	42,008
Customer related intangible assets		4,224	3,711

		49,426	45,709

		$3,000	$8,974

The estimated future amortization of the intangible assets (excluded of deferred tax assets) as of December 31, 2011 is as follows:

(in thousands)

2012	1,721
2013	710
2014	541
2015	28
$3,000

*	Amortization of intangible assets (excluding deferred tax) amounted to $3,707 , $7,002 and $7,926 thousand for the years ended December 31, 2011, 2010 and 2009 respectively.

Accrued Severance Pay, Net	12 Months Ended
Dec. 31, 2011
Accrued Severance Pay, Net [Abstract]
Accrued Severance Pay, Net

Note 7 - Accrued Severance Pay, Net:

A.       Accrued Liability:

The Company is liable for severance pay to its employees pursuant to the applicable local laws prevailing in the respective countries of employment and employment agreements. For Israeli employees, the liability is partially covered by individual managers' insurance policies under the name of the employee, for which the Company makes monthly payments. The Company may make withdrawals from the managers' insurance policies only for the purpose of paying severance pay.

The amounts accrued and the amounts funded with managers' insurance policies are as follows:

	December 31,
	2011	2010
	(in thousands)

Accrued severance pay	$3,446	$5,719
Less - amount funded	3,036	4,435

	$410	$1,284

B.     Expenses:

 The expenses related to severance pay for the years ended December 31, 2011, 2010 and 2009 were $846, $962 and $799 thousand, respectively.

Loans from Banks and Others	12 Months Ended
Dec. 31, 2011
Loans from Banks and Others [Abstract]
Loans from Banks and Others
Note 8 - Loans from Banks and Others

A.     Short term Bank Credit:

In April 2011, the Company entered into a loan agreement with a financial institution and other lenders, referred to collectively as the lenders, pursuant to which we borrowed from the lenders $5 million, due within one year and bearing interest at a rate of 3.25% per annum, and an increased interest rate in case of non-compliance with our obligations to the lenders under the loan agreement.

The  maturity date of the loan is in May 2012. The loan  is secured by a second-ranking floating charge on our assets and a fixed charge on our goodwill, as well as certain other fixed charges. In consideration for the loan, we issued the lenders 169,000  ordinary shares of the Company. The shares were issued under Regulation S and were subject to a lock-up period of 90 days from the date of issuance. The debt is secured by a second-ranking floating charge on our assets and a fixed charge on our goodwill, as well as certain other fixed charges.  The agreement contains provisions for acceleration of repayment in certain events of default. The agreement also contains certain restrictive covenants.

A.      Short term Bank Credit:

In accordance with ASC 470 "Debt" the Company allocate the total procced between the loan and the shares based on their relative fair value at the closing date. The discount arised from this allocation amounted to $ 1 milion at the closing and is being amortisied using the interest method over the the term of loan. As of December 31, 2011 the unamortised discount amounted to $ 0.3 million. The principal of $ 5 million less the  unamortized discount are presented on a Net basis as shot term bank credit.

As to the assignment of the loan in March 2012 to the Company's shareholders - see Note 13A.

As of December 31, 2010 the Company had short term bank credit of $14.4 million comprised as follow: $7 million current portion of long term loans and $7.4 million of  bank credit that bears interst of  Libor plus 4% paid on a quarterly basis.

B.      Long Term Loans from Banks and other

  Composition:

			December 31,
			2011	2010
	*Average Interest rate as of December 31, 2011	Linkage	Total long-term liabilities net of current portion
	%	Basis	(in thousands)

Ministry of Production in Italy (Note 9 A4)	0.87		€245	330
Due to Banks	Libor + 4.9		$5,693	6,897
Less - current portion			(1,993)	(6,961)
			$3,945	$266

* The interest is paid on a quarterly basis.

C.      Long-term Loans from Banks and Other are due as follows:

	December 31,
	2011	2010
	(in thousands)

First year (current portion)	$1,993	$6,961
Second year	2,495	41
Third year	1,316	41
Fourth year and thereafter	134	184
Total	$5,938	$7,227

D.
In connection with long term loans from Bank Discount Le'Israel Ltd, Bank Ha'Poalim Ltd., The First International Bank Ltd. and Bank Leumi Le'Israel Ltd of $5.7 million and $7.2million at December 31, 2011 and 2010,   The loans are secured by  $3.4 million of cash deposited (see restricted deposit on balance sheet at December 31, 2011)  The  Company committed to certain covenants related to its operation such as:

a)	maintaining a minimum level of shareholders' equity of no less than 40% of our total assets, provided however that such amount does not fall below $13 million;

b)	maintaining a minimum level of tangible shareholders' equity not to exceed a deficit of $4 million;

c)	maintaining a cash and cash equivalents balance of $2 million;

d)	maintaining a level of EBITDA in four sequential quarters of no less than $1 million;

e)	maintaining maximum amount of financial debt (excluding the loan from third parties described below) of no more than 30% of our total assets;

f)	maintaining a ratio of our bank liabilities to the total balance of AR, cash and cash equivalents and bank guarantees that were given for credit assurance, of no more than 40%; and

g)	maintaining maximum balance of sold receivables of not more than $ 3 million.

In September  2011 the Company did not meet the covenanats. Follwing that the covenanats were revised in Q3.As of December 31, 2011, the Company met all of its covenants to the banks .

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 9 - Commitments and Contingencies:

A.      Commitments:

1.
Lease. The Company rents its offices, vehicles and, other equipment under various operating lease agreements. Rent expenses for the years ended December 31, 2011, 2010 and 2009 were $2.6 million, $2.9 million and $3.2 million, respectively. Aggregate minimum rental commitments under non-cancelable leases as of December 31, 2011 were as follows:

	Office Facilities	Vehicles, Equipment, and Other
	(in thousands)
Fiscal 2012	$850	$898
Fiscal 2013	250	535
Fiscal 2014	250	213
Fiscal 2015	195	-
	$1,545	$1,647

2.
Customers' bank guarantees. Under agreements between the Company and certain of its customers, the Company undertook to provide such customers a bank guarantee for the assurance of performance of its obligations under its agreements with such customers. As of December 31, 2011, there are outstanding bank guarantees on behalf of customers in the aggregate amount of $148 thousand.

3.
Chief Scientist. Two of the Company's subsidiaries have entered into agreements with the OCS; these subsidiaries are obliged to pay royalties to the OCS at a rate of 3% on sales of the funded products, up to 100% of the dollar-linked grant received in respect of these products from the OCS. As of December 31, 2011, the contingent liability that was not recognized amounted to $302 thousand.

4.
Ministry of Production in Italy. In July 2007, the Company's subsidiary, I-Ter, received an amount of $585,000 from the Ministry of Production in Italy for I-Ter's Easy4Plan product. Easy4Plan is a workflow management tool designed for ISO9000 companies. 36.5% of the funds received constitute a grant, and the remaining 63.5%, is a 10-year loan to be repaid by I-Ter in annual installments until September 2018. The loan bears a minimal annual interest of 0.87% and is linked to the euro. As of December 31,2011 the remaining loan balance was $245 thousand.

B.      Contingencies:

1.
In May 2011, the Tel-Aviv-Jaffa District Court dismissed the claim filed against the Company, in June 2003, by a former Liraz shareholder. The plaintiff applied to the court in order to approve the claim which was related to the acquisition of Liraz shares, as a class action. The claim was dismissed after a long period where the plaintiff has not made any action to proceed with the claim.

2.
The Company evaluates estimated losses for indemnifications due to product infringement under FASB Topic ASC 450 "Contingencies". At this time, it is not possible to determine the maximum potential amount under these indemnification clauses due to lack of prior indemnification claims and the unique facts and circumstances involved in each particular agreement. Such indemnification agreements may not be subject to maximum loss clauses. Historically, the Company has not incurred material costs as a result of obligations under these agreements and has not accrued any liabilities related to such indemnification obligations in the Company's financial statements.

Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Equity
Note 10 - Equity:

A.      Share Capital:

1.
On January 31, 1997, the Company's ordinary shares were first offered in an initial public offering. Since this transaction, the Company's shares have been traded in the United States on the NASDAQ Global Market. Their current symbol is "BPHX."

In January 2001, the Company's ordinary shares were listed for trading on the Tel-Aviv stock Exchange under the "Dual Listing" arrangement. Ordinary share confers upon their holders the rights to receive notice to participate and vote in general meeting of the Company, and the right to receive dividends if declared. During 2009 the Company's board of directors and shareholders approved the increase of the authorized share capital to 40,000,000  shares from 30,000,000 shares 0.01 NIS par value. On December 28, 2011, the Company executed a one-for-four reverse split of our ordinary shares, resulting in a decrease of the number of our authorized ordinary shares from 40,000,000 to 10,000,000, a decrease of the number of our outstanding ordinary shares from 25,243,610  to 6,310,903 and an increase of the par value per ordinary share from NIS 0.01 to NIS 0.04. The reverse share split was executed in order to regain compliance with NASDAQ's minimum bid price requirement of $1.00 per Share. All references in the financial statements to the number of shares outstanding and authorized, per-share amounts, treasury shares purchased in previous years, and stock option and warrants data of the Company's common stock have been restated to reflect the effect of the stock split for all periods presented.

2.
As of December 31,2011 the Company holds a total of 367,810 of its shares in a total consideration of $9.5 million (as of December 31, 2010  the Company held a total of 468,540 of its shares in a total consideration of $12 million) All of the Company's ordinary shares have equal voting rights. However, under applicable Israeli law, the shares held by the Company have no voting rights and, therefore, are excluded from the number of its outstanding shares. Since 2010, the Company uses these treasury shares for the issuance of shares pursuant to exercise of options and vested RSUs to meet the Company's common stock requirements for its stock benefit plansIn March 2008 the board of directors approved two buy-back programs. Under the buy-back programs, the Company may purchase its shares from time to time, subject to market conditions and other relevant factors affecting the Company. In 2009 the Company repurchased 11,249 of its shares for an aggregate amount of $1.7 million under the buy-back programs.

3.
In October 2009, the Company completed a $4.2 million private placement of ordinary shares and warrants to institutional investors. Pursuant to the securities purchase agreement, the Company issued to the investors 341,144 ordinary shares. In addition, the Company issued to the investors series A warrants exercisable immediately into 204,686 ordinary shares during a five year term from the issuance date at an exercise price of $7.44 per share [where is this number from? Last year it was "818,744 ordinary shares during a five year term from the issuance date at an exercise price of $3.95" therefore after reverse split it should be 204,686 at $15.80]], series B warrants exercisable immediately into 341,144 ordinary shares until April 29, 2010 at an exercise price of $12.2 and series C warrants exercisable into 204,686 ordinary shares during a five year period at an exercise price of $7.44 [again the exercise price last year was $3.95 which mean it should be times 4 = 15.80 also please note seriese B and C are expired] immediately upon the exercise of the Series B warrants. All warrants (Series A,B, and C) are subject to anti-dilution protection under which any future issuance of securities at a price lower than the current exercise price of the warrants will cause an adjustment of the applicable warrant exercise price to the price of the dilutive issuance. As a result of such anti-dilution protection the warrants were not considered  indexed to the Company's own stock and, and therefore recorded at issuance date as a derivative financial liability. The value assigned to the warrants at issuance date was approximately $3.8 million out of the total proceeds of $4.2 million - see also Note 10A4. During, 2010 B and C warrants were expired according to their terms.

4.	Derivative liability- warrants:

In connection with the adoption of EITF 07-05, "Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity's Own Stock," ("EITF 07-05") on January 1, 2009 (ASC 815-40-15), the Company determined that warrants issued at several occasions throughout the years (ratchet down of exercise price based upon lower exercise price in future offerings) are not indexed to the Company's own stock and are recorded as a derivative liability pursuant to FASB ASC Topic 815 " Derivative and Hedging" (ASC 815-40-25).

The Company measured the fair value of the outstanding warrants at issuance and at the balance sheet date using a Black-Scholes valuation model (Binominal method was used for Series B and C issued in October 2009 since their expiration dates are co-dependent). As a result of the application of ASC 815-40-15, the fair value of the warrants as of December 31, 2011 amounted to $53 thousand  as follows:

•
200,000 ordinary shares issuable upon exercise of warrants issued by us to institutional investors in connection with the $35 million private placement completed in November 2007 at fair value of approximately $1 thousand;

•	204,686 warrants series A issued in October 2009 at fair value of $52 thousand.

The initial application of ASC 815-40-15 on the warrants issued in November 2007 ,2006 and 2004  resulted in a charge of $161 thousand which  was recorded as a derivative liability in a way of  cumulative adjustment to beginning of the year equity based on their fair value as of January 1, 2009.

B.      Share Options:

1.	Employee Share Option Plans:

Stock-based compensation plans comprise employee stock option plans and restricted stock units ("RSUs") to employees, officers and directors. The purpose of the plans is to enable the Company to attract and retain qualified personnel and to motivate such persons by providing them with an equity participation in the Company.

As of December 31, 2011, the Company has two share-based compensation plans: (a) the 1996 share option plan. (b) The 2007 Restricted Share Units plan. Both plans are described below. The compensation costs that were charged to income for those plans amounted to $1.2 million, $1.5 million and $ 2 million for 2011 and 2010 and 2009 respectively.

In 1996, the Company adopted two option plans (the 1996 Share Option Plan). One of these option plans was terminated after all options granted under it were exercised. Pursuant to the other 1996 option plan, as amended, the Company reserved 925,000 ordinary shares for issuance to directors, officers, consultants and employees of the Company and its subsidiaries. The exercise price of the options granted under the 1996 option plan ranges from $8.04 to $42. As of December 31, 2011 190,866  stock options remain available for future awards.

Under the 1996 option plan, unless determined otherwise by the Board, options vest over a three to four years period from the date of grant and expire 10 years after grant date. Unvested options are forfeited 30-90 days following termination of employment. Any options that are forfeited before expiration become available for further grants.

The following table summarizes information about share options outstanding and exercisable as of December 31, 2011:

Options Outstanding		Options Exercisable
Number Outstanding on December 31, 2011	Weighted Average Remaining Contractual Life	Number Exercisable on December 31, 2011	Exercise Price
	Years		$

3,750	9.57	-	4.48
12,500	7.40	8,333	8.04
15,000	8.88	5,000	8.72
949	9.08	-	8.76
93,750	1.25	93,750	9.00
6,250	7.60	4,167	10.16
6,250	8.25	2,084	10.20
18,750	8.25	6,252	11.08
15,222	0.50	15,222	12.00
2,501	1.50	2,501	12.00
50,001	1.76	50,001	16.00
14,135	4.00	14,135	20.00
5,309	1.42	5,309	24.00
38,750	2.67	38,750	24.00

283,117		245,504

Data related to the share option plan as of December 31, 2011, 2010 and 2009 and changes during the years ended on those dates are as follows:

	2011		2010		2009
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		$		$		$
Options outstanding at beginning of year	309,995	13.77	334,408	15.40	320,881	16.68
Changes during the year:
Granted	19,700	7.91	48,750	10.64	43,750	9.04
Exercised	-		-		(500)	12.00
Forfeited	(46,578)	13.69	(73,163)	19.20	(29,723)	15.60
Options outstanding at end of year	283,117		309,995		334,408
Options exercisable at year-end	245,504		260,829		271,037
Weighted-average fair value of options granted during the year*	4.76		6.68		5.80

*
The fair value of each option granted is estimated on the date of grant, using the Black-Scholes option-pricing model with the following weighted average assumptions: dividend yield of 0% for all years; expected volatility: 2011 -69%; 2010 - 50%; risk-free interest rate: 2011 - 2.21%; 2010 - 2.86%,  and expected life: 2011 - 6.5 years; 2010 - 5.9 years.

As of December 31, 2011 and 2010, there was no intrinsic value for outstanding and granted options since the exercise price was higher or the same as the market price. There were no exercise of options in 2011 and 2010.

The Company is required to assume a dividend yield as an input in the Black-Scholes model. The dividend yield assumption is based on the Company's historical experience and expectation of future dividends payouts and may be subject to change in the future.

The Company uses historical volatility in accordance with FASB ASC Topic 718, "Compensation - stock compensation". The computation of volatility uses historical volatility derived from the Company's exchange-traded shares.

The risk-free interest assumption is the implied yield currently available on U.S. Treasury zero-coupon bonds, issued with a remaining term equal to the expected life term of the Company's options.

Pre-vesting rates forfeitures are approximately 15% and were estimated based on pre-vesting for feature   experience.

The Company uses the simplified method to compute the expected option term for options granted.

          2.          Restricted Share Units (RSU):

In 2007, the Company adopted a Restricted Share Units plan (RSU). Under the RSU plan, as amended, the Company granted in 2011 and 2010  68,342 and 208,283 RSUs, respectively. Under the RSU plan, unless determine otherwise by the board of directors, RSUs vest over a three years period from the date of the grant.  Approved for immediate vesting on grant date were  20,895 and 38,449 RSUs in 2011 and 2010, respectively ,

Data related to the restricted share units as of December 31, 2011 and 2010 and changes during the year were as follows:

	Year ended December 31,
	2011	2010

RSUs outstanding at the beginning of the year	202,702	120,214
Changes during the year:
Granted *	68,342	208,283
Vested	(211,855)	(124,270)
Forfeited	(1,692)	(1,525)
RSUs outstanding at the end of the year	57,497	202,702
Weighted Average fair value at grant date	$7.12	$8.96

*
The fair value of RSUs is established based on the market value of the Company's stock on the date of the award. The Company has expensed compensation costs, net of estimated forfeitures of approximately, applying the accelerated vesting method.

C.       Dividends:

 The Company has not paid any cash dividends on its ordinary shares in the past and does not expect to pay cash dividends on its ordinary shares in the foreseeable future.

Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes [Abstract]
Income taxes
Note 11 - Income taxes:

A.      Basis of taxation:

The Company and its subsidiaries are subject to tax in many jurisdictions and a certain degree of estimation is required in recording the assets and liabilities related to income taxes. The Company believes that its accruals for tax liabilities are adequate for all open years. The Company considers various factors in making these assessments, including past history, recent interpretations of tax law, and the specifics of each matter.

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence.

The Company elected to compute its taxable income in accordance with Income Tax Regulations (Rules for  Accounting for Foreign Investors Companies and Certain Partnerships and Setting their Taxable Income), 1986. Accordingly, the Company's taxable income or loss is calculated in U.S. dollars. Applying these regulations reduces the effect of foreign exchange rate (of NIS against the U.S. dollar) on the Company's Israeli taxable income.

On July 14, 2009, the Israeli parliament passed the Economic Efficiency Law (Legislation Amendments for Implementation of the 2009 and 2010 Economic Plan) - 2009, which provided, inter alia, an additional gradual reduction in the company tax rate to 18% as from the 2016 tax year. In accordance with the aforementioned amendments, the company tax rates applicable as from the 2009 tax year are as follows: In the 2009 tax year -26%, in the 2010 tax year - 25%, in the 2011 tax year - 24%, in the 2012 tax year - 23%, in the 2013 tax year - 22%, in the 2014 tax year - 21%, in the 2015 tax year - 20% and as from the 2016 tax year the company tax rate will be 18%. On December 5, 2011 the Israeli parliament approved the Law to Change the Tax Burden (Legislative Amendments) - 2011. According to the law the tax reduction that was provided in the Economic Efficiency Law, as aforementioned, will be cancelled and the company tax rate will be 25% as from 2012.

B.      Deferred tax assets and liabilities:

Deferred tax reflect the net tax effects of temporary differences between the carrying amounts of assets or liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2011 and 2010 the Company's deferred taxes were in respect of the following:

	December 31,
	2011	2010
	(in thousands)

Net operating losses carry forwards	$26,052	$23,473
Provisions for employee rights and other temporary differences	170	317
Deferred tax assets before valuation allowance	26,222	23,790
Valuation allowance	(26,222)	(21,099)
Deferred tax assets	-	2,691
Deferred tax liability	(425)	(328)
Deferred tax assets (liability), net	$(425)	$2,363

C.      Loss before Income Taxes is composed as follows:

	Year ended December 31,
	2011	2010	2009
	(in thousands)

Domestic (Israel)	$(21,211)	$(47,446)	$(18,010)
Foreign	(7,793)	9,164	2,628
	$(29,004)	$(38,282)	$(15,382)

D.      Provision(Benefit) For Taxes:

	Year ended December 31,
	2011	2010	2009
	(in thousands)
Current:
Domestic (Israel)	$43	$34	$136
Foreign	399	99	286
	442	133	422
* Taxes related to prior years :	230	(179)	(46)
Deferred:
Deferred taxes, net	2,791	(87)	(493)
Total provision(benefit) for income taxes	$3,463	$(133)	$(117)

*	In 2011, mainly related to withholdings tax for prior years that can not be realized due to liqudation of subsidiaries.

E.      Uncertain Tax Position:

The Company has recorded no liability for income taxes associated with unrecognized tax benefits at the date of adoption and have not recorded any liability associated with unrecognized tax benefits during 2009, 2010 and 2011. Accordingly, the Company has not recorded any interest or penalty in regard to any unrecognized benefit.

F.	A reconciliation of the theoretical tax expense, assuming all income is taxed at the regular rates and the actual tax expense is as follows:

	December 31,
	2011	2010	2009
	(in thousands)
Loss before income taxes, per consolidated statements of income	$(29,004)	$(38,282)	$(15,382)

Theoretical income tax benefit (expense ) (26% in 2009 and 25% in 2010 and 24% in 2011)	(6,961)	(9,551)	(3,999)
Decrease in taxes resulting from the following differences:
Carry-forward losses for which the Company provided valuation allowance	5,123	5,482	2,311
Goodwill impairment and realization	5,455	3,297	1,474
Effect of different tax rates in foreign subsidiaries	(444)	758	112
Taxes related to previous years	230	(179)	(46)
Non-deductible expenses	61	60	31
Income tax expense (benefit) in the consolidated statements of income for the reported year	$3,463	$(133)	$(117)

Effective tax rate	-	-	-

G.      Tax Losses:

The Company and its subsidiaries have NOL carry forwards for income tax purposes as of December 31, 2011 of approximately $103  million with no expiration date. $78 million were generated in Israel and the rest outside of Israel.

H.      Tax Assessments:

The Company received final tax assessments in Israel through tax year 2006.

Supplementary Financial Statement Information	12 Months Ended
Dec. 31, 2011
Supplementary Financial Statement Information [Abstract]
Supplementary Financial Statement Information
Note 12 - Supplementary Financial Statement Information:

A.     Balance Sheets:

          1.          Trade Accounts Receivables:

	December 31,
	2011	2010
	(in thousands)

Trade accounts receivable	$7,766	$16,642
Less allowance for doubtful accounts	(91)	(59)
	$7,675	$16,583

For the years ended December 31, 2011, 2010 and 2009 the Company charged expenses for doubtful accounts amounted to $3,773 $2,088 and $907 thousand , respectively.

For the years ended December 31, 2011, 2010 and 2009 the Company deducted from the allowance (bad debts) $3,741, $2,351 and $898 thousand, respectively.

          2.         Other Current Assets:

	December 31,
	2011	2010
	(in thousands)

Prepaid expenses	$420	$765
Short-term lease deposits	37	108
Government departments and agencies	584	558
Interest and other income receivable	-	11
Deferred taxes	-	895
	$1,041	$2,337

          3.         Accounts Payable and Accruals - Other:

	December 31,
	2011	2010
	(in thousands)

Government departments and agencies	$185	$933
Employees and wage-related liabilities	2,482	3,905
Liability with respect to previous acquisitions	-	1,483
Accrued expenses and other current liabilities	605	283
	$3,272	$6,604

          4.         The Company's Long-lived Assets are as Follows:

	December 31,
	2011	2010
	(in thousands)

Israel	$1,917	$3,926
U.S.A.	629	2,211
Europe and other	383	832
	$2,929	$6,969

Long-lived assets information is based on the physical location of the assets at the end of each of the fiscal years. It is comprised from the Company's property and equipment and Technology intangible asset. The Company does not identify or allocate goodwill by geographic areas.

B.      Statements of Operations:

         1.          Geographic Areas Information:

Sales: Classified by Geographic Areas:

The Company adopted FASB ASC Topic 280, "segment reporting". The Company operates in one operating segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of end customers.

The following present total revenues for the years ended December 31, 2011, 2010 and 2009:

	Year ended December 31,
	2011	2010	2009
	(in thousands)

Europe (other than Denmark)	$9,595	$18,106	$26,091
North America	8,890	14,432	27,897
Denmark	2,402	8,998	9,975
Israel	15,515	13,457	10,320
Other	3,123	2, 127	3,495
	$39,525	$57,120	$77,778

          2.         Principal Customers:

There was one customer that represented over 15.9% of the Company's total revenues in 2010 .There were no customers that represented more than 10% of total revenues for the fiscal years 2011 or 2009.  There were no customers that represented more than 10% of total trade receivables at December 31, 2011 and 2010.

  3.         Financial Expenses, Net:

	Year ended December 31,
	2011	2010	2009
	(in thousands)

Interest income	$24	$16	$113
Foreign currency translation adjustments (see Note 1A3)	37	(647)	143
Interest expense	(1,098)	(1,301)	(1,576)
Derivative financial instruments and realized gain on marketable securities	(316)	(392)	(973)
Change in fair value of warrants and discount amortization	45	1,574	1,514
	$(1,306)	$(750)	$(779)

C.      Earnings per Share:

Basic and diluted earnings per share ("EPS") were computed based on the average number of shares outstanding during each year. No effect was given to potential instruments such as: share options unvested, RSU's and warrants since their inclusion would be anti-dilutive.

The following table sets forth the computation of basic and diluted net earnings per share attributable to Bluephoenix:

	Year ended December 31,
	2011	2010	2009
	(in thousands)
1. Numerator:
Amount for basic and diluted loss per share	$(32,376)	$(38,204)	$(15,570)

2. * Denominator:
Denominator for basic net loss per share - weighted average of shares	6,158,227	5,889,013	5,375,081

Effect of dilutive securities	-	-	-

Denominator for diluted net earnings per share - weighted average shares and assuming dilution	6,158,227	5,889,013	5,375,081

Basic and diluted loss per share attributed to Bluephoenix Shareholders	$(5.26)	$(6.49)	$(2.90)

*   Giving retrospective effect to the reserve split see Note 10A1

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
Note 13 - Subsequent Events:

A.
On March 19, 2012, the Company  entered into three agreements with its three major shareholders, Lake Union Capital Management, LLC, Prescott Group Capital Management, LLC and Columbia Pacific Opportunity Fund, LP, referred  to as the three shareholders, which are all subject to the  banks  and the  shareholder's approval to be obtained in meeting scheduled on May 2, 2012. The three agreements are summarized as follows:

(a)
An assignment agreement, referred to as the Assignment Agreement, pursuant to which the lenders' rights and obligations with respect to the $5 million loan granted to us by the lenders in April 2011 would be assigned by the lenders to the three shareholders, subject to certain terms and conditions;

(b)
An amendment to the $5 million loan agreement, referred to as the Amended Loan Agreement, pursuant to which the maturity date of the loan would be extended from May 2012  to May 1, 2014 and other certain terms of the loan would be amended; and

(c)	A loan agreement, referred to as the Bridge Loan Agreement, for extension of a bridge loan to us and potential additional loans.

The Assignment Agreement. The Assignment Agreement provides that the $5 million loan would be divided between the three shareholders in equal shares. In addition, it was agreed that we shall use $1 million out of funds currently held by a third party in escrow in connection with the sale of AppBuilder to Magic, subject to the release of such amount, for partial repayment of the $5 million loan, subject to any legal impediments prohibiting us from doing so. The pledge agreementof the $3.4 million that secure the $5 million loan shall also be assigned to the three shareholders. The pledge agreements provide for a second-ranking floating charge on our assets and a second-ranking fixed charge on our goodwill and other certain assets, all junior to the liens on our assets securing our debts to our lender banks. We are required to obtain the consent of our lender banks for certain transactions contemplated by the Assignment Agreement. In case that the banks' consent is not obtained within 21 business days from the signing of the Assignment Agreement, the lenders shall have the right to terminate the Assignment Agreement or give the three shareholders up to 60-day extension. The consummation of the transactions under the Assignment Agreement is subject to certain conditions, including obtaining shareholder approval. The three shareholders and the lenders may terminate the Assignment Agreement in case that the closing does not occur within 60 days from the signing of the Assignment Agreement or in the events agreed by the parties. Our obligation to consummate the transactions under the Assignment Agreement is subject to the extension of a $500,000 bridge loan to us by the three shareholders by a date to be agreed between the parties subject to the terms of the Assignment Agreement.

The Amended  Loan Agreement. The Amended Loan Agreement includes certain amendments to the terms of the $5 million loan assigned to the three shareholders. Under the Amended Loan Agreement, the maturity date of the loan shall be extended to May 1, 2014,from May, 2012,  the loan will bear interest at a rate of 6% per annum from the date of its extension (instead of 3.25% previously agreed with the lenders), and the loan shall be payable in quarterly installments. Any unpaid interest shall cause an increase of the interest  rate. We may pay the interest in ordinary shares at the request of the  shareholders or  our discretion.

In addition , as part of the agreement  we undertook to refrain from certain equity transactions  unless approves in advance by the three shareholders. we shall issue to the three shareholders Ordinary Shares in an amount equal to 18.7% of the our outstanding share capital prior to issuance of the shares (excluding treasury shares held by the Company). Under the terms of the Amended Loan Agreement, the parties shall enter into a registration rights agreement, pursuant to which the ordinary shares shall be considered registerable securities.

The closing of the Amended Loan Agreement is subject to certain conditions, including obtaining shareholder approval, obtaining the lender banks' consent to certain transactions contemplated by the Amended Loan Agreement and extension by the three shareholders of the $500,000 bridge loan.

The Bridge Loan Agreement. The bridge loan agreement entered between us and the three shareholders provides that the three shareholders will extend to us a $500,000 loan, referred to as the bridge loan, due at the first anniversary thereof. The bridge loan will bear nominal interest at a rate of 0.07% per annum. Subject to the lender banks' consent, the bridge loan shall be secured by security interests similar to the securities granted under the Amended Loan Agreement. In addition to the bridge loan, we  may mutually agree with the three shareholders to borrow from the three shareholders, prior to the repayment date of the bridge loan, additional loans up to an aggregate amount of $1.5 million, under the same terms of the bridge loan, including the conversion rights and interest rate increase. The amount of the bridge loan and the additional loans, if any, shall become immediately payable upon an event of default as described in the agreemnts.

The obligation of the parties to consummate the bridge loan agreement is subject to obtaining the banks' consent to certain transactions contemplated by the agreement. The three shareholders may terminate the bridge loan agreement if the closing of such agreement does not occur within 60 days from the signing or if any permanent injunction or other order of a governmental entity of a competent authority preventing the consummation of the transactions contemplated by the agreement, shall have become final and non-appealable or if we commenced certain proceedings. We may terminate the bridge loan agreement if the bridge loan is not extended by the three shareholders by a date to be agreed between the parties. In case that the transaction with the three shareholders is not approved by the shareholders then the accrued interest shall be increased and we will have the option to pay it by shares. The three shareholders shall also have the right  to convert the entire amount of the loan and accrued interest into ordinary shares as defined in the agreement.

B.	In March 2012, as part of terminating the Company business in Cyprus, the Company sold the holdings in TIS together with another subsidiary in Cyprus for a consideration of $72 thousand.